UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2023
Semiannual Report
to Shareholders
DWS High Income Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Financial Highlights
34	Notes to Financial Statements
48	Information About Your Fund’s Expenses
50	Liquidity Risk Management
51	Advisory Agreement Board Considerations and Fee Evaluation
55	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”  ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS High Income Fund

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, the future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023. With looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging in 2023. Further, aggressive tightening by the Federal Reserve and international monetary authorities has increased pressure on banks and their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is early evidence that rate hikes by the Federal Reserve are beginning to take effect and cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. Balanced portfolios can help mitigate the negative impact of unexpected economic, geopolitical, and market events. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given their potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS High Income Fund	|	3

Performance SummaryMarch 31, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/23
Unadjusted for Sales Charge	8.19%	–2.10%	3.25%	3.69%
Adjusted for the Maximum Sales Charge (max 4.50% load)	3.32%	–6.50%	2.31%	3.21%
ICE BofA US High Yield Index†	7.84%	–3.54%	3.04%	4.02%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/23
Unadjusted for Sales Charge	7.74%	–2.87%	2.49%	2.88%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.74%	–2.87%	2.49%	2.88%
ICE BofA US High Yield Index†	7.84%	–3.54%	3.04%	4.02%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/23
No Sales Charges	8.02%	–2.40%	2.91%	3.32%
ICE BofA US High Yield Index†	7.84%	–3.54%	3.04%	4.02%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/23
No Sales Charges	8.35%	–1.80%	3.50%	3.40%
ICE BofA US High Yield Index†	7.84%	–3.54%	3.04%	3.51%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/23
No Sales Charges	8.28%	–1.89%	3.49%	3.88%
ICE BofA US High Yield Index†	7.84%	–3.54%	3.04%	4.02%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/23
No Sales Charges	8.30%	–1.87%	3.50%	3.93%
ICE BofA US High Yield Index†	7.84%	–3.54%	3.04%	4.02%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from

4	|	DWS High Income Fund

performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2023 are 0.96%, 1.76%, 1.38%, 0.66%, 0.78% and 0.71% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†	ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

DWS High Income Fund	|	5

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
3/31/23	$4.25	$4.26	$4.25	$4.25	$4.26	$4.26
9/30/22	$4.04	$4.05	$4.04	$4.04	$4.05	$4.05
Distribution Information as of 3/31/23
Income Dividends, Six Months	$.11	$.10	$.11	$.12	$.12	$.12
Capital Gain Distributions	$.0028	$.0028	$.0028	$.0028	$.0028	$.0028
March Income Dividend	$.0199	$.0171	$.0188	$.0209	$.0207	$.0208
SEC 30-day Yield‡	6.87%	6.42%	6.93%	7.50%	7.42%	7.42%
Current Annualized Distribution Rate‡	5.62%	4.82%	5.31%	5.90%	5.83%	5.86%

‡
The SEC yield is net investment income per share earned over the month ended
March 31, 2023, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 6.38%, 6.78% and 7.32% for Class C, Class R and Class S shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2023. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.78%, 5.16% and 5.73% for Class C, Class R and Class S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS High Income Fund

Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2006.
—Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
—Portfolio Manager for High Yield Strategies: New York.
—BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
—Portfolio Manager for High Yield Strategies: New York.
—BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.
Sarah Rowin, CFA, Senior Portfolio Manager Fixed Income.
Portfolio Manager of the Fund. Began managing the Fund on February 1, 2023
—Joined DWS in 2014 with 11 years of industry experience. Prior to joining, she worked as an analyst for high yield and distressed securities at GMP Securities. Previously, she served as an investment grade and high yield analyst at CreditSights.
—Senior Portfolio Manager/Fixed Income: New York
—BA in Economics from the University of Pennsylvania; CFA Charterholder

DWS High Income Fund	|	7

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/23	9/30/22
Corporate Bonds	98%	92%
Cash Equivalents	1%	3%
Loan Participations and Assignments	1%	3%
Short-Term U.S. Treasury Obligations	0%	0%
Warrants	0%	0%
Common Stocks	0%	0%
Exchange-Traded Funds	—	2%
	100%	100%
Asset allocation excludes derivatives.
Sector Diversification (As a % of Investment Portfolio excluding Short-Term U.S.Treasury Obligations, Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	3/31/23	9/30/22
Consumer Discretionary	20%	18%
Communication Services	20%	16%
Energy	17%	20%
Industrials	14%	15%
Materials	12%	9%
Health Care	8%	9%
Utilities	4%	5%
Information Technology	2%	1%
Consumer Staples	1%	2%
Real Estate	1%	4%
Financials	1%	1%
	100%	100%
Sector diversification excludes derivatives.
Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	3/31/23	9/30/22
BBB	5%	10%
BB	57%	62%
B	32%	22%
CCC	6%	5%
Not Rated	0%	1%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 55 for contact information.

8	|	DWS High Income Fund

Investment Portfolioas of March 31, 2023 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 96.3%
Communication Services 18.3%
Altice France Holding SA:
144A, 6.0%, 2/15/2028 (b)	1,120,000	714,784
144A, 10.5%, 5/15/2027	1,790,000	1,369,350
Altice France SA:
144A, 5.125%, 1/15/2029	1,651,000	1,258,112
144A, 5.5%, 1/15/2028	4,400,000	3,614,820
CCO Holdings LLC:
4.5%, 5/1/2032	1,870,000	1,529,323
144A, 5.0%, 2/1/2028	2,205,000	2,034,112
144A, 5.125%, 5/1/2027	7,515,000	7,101,675
144A, 5.375%, 6/1/2029	6,300,000	5,784,975
Clear Channel Outdoor Holdings, Inc.:
144A, 5.125%, 8/15/2027	4,545,000	4,079,137
144A, 7.5%, 6/1/2029 (b)	685,000	486,830
144A, 7.75%, 4/15/2028 (b)	2,135,000	1,601,250
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027	975,000	712,891
144A, 6.0%, 6/15/2025	1,100,000	1,035,931
CSC Holdings LLC:
144A, 4.125%, 12/1/2030	2,700,000	1,939,113
144A, 5.0%, 11/15/2031	3,805,000	1,926,795
144A, 6.5%, 2/1/2029	3,945,000	3,276,372
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027	745,000	674,747
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	1,950,000	1,555,895
144A, 5.75%, 12/1/2028	1,950,000	1,455,188
5.875%, 11/15/2024	1,164,000	1,037,892
7.75%, 7/1/2026	2,800,000	1,848,000
DISH Network Corp., 144A, 11.75%, 11/15/2027	900,000	873,000
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	3,595,000	3,119,597
5.875%, 11/1/2029	2,170,000	1,654,625
144A, 6.0%, 1/15/2030 (b)	1,480,000	1,125,607
144A, 8.75%, 5/15/2030	1,000,000	996,010
Gen Digital, Inc.:
144A, 6.75%, 9/30/2027	1,390,000	1,397,228
144A, 7.125%, 9/30/2030	1,025,000	1,019,875
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	9

	Principal Amount ($)(a)		Value ($)
Iliad Holding SASU:
144A, 6.5%, 10/15/2026		2,815,000	2,682,750
144A, 7.0%, 10/15/2028		530,000	502,859
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,350,000	1,137,746
144A, 6.75%, 10/15/2027		2,462,000	2,325,359
Level 3 Financing, Inc.:
144A, 4.625%, 9/15/2027		1,400,000	841,750
144A, 10.5%, 5/15/2030		1,029,000	982,695
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		1,140,000	946,200
144A, 5.0%, 8/15/2027		1,950,000	1,756,618
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026		1,730,000	1,560,460
144A, 4.0%, 7/15/2028		1,200,000	1,030,728
144A, 5.5%, 7/1/2029		3,215,000	2,925,650
Sprint Capital Corp., 6.875%, 11/15/2028		1,505,000	1,617,168
Telecom Italia Capital SA, 6.375%, 11/15/2033		4,510,000	4,083,444
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	1,840,000
Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		350,000	318,938
144A, 6.25%, 1/15/2028 (b)		460,000	458,850
144A, 7.5%, 9/15/2027		700,000	721,777
UPC Broadband Finco BV, 144A, 4.875%, 7/15/2031		1,400,000	1,210,622
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,880,000	1,782,353
Videotron Ltd., 144A, 5.125%, 4/15/2027		730,000	704,611
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		2,199,000	1,817,539
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		4,855,000	4,521,182
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,678,262
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	4,280,000	3,588,569
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	3,606,075
			101,865,339
Consumer Discretionary 19.3%
Affinity Interactive, 144A, 6.875%, 12/15/2027		2,270,000	2,024,884
Avis Budget Car Rental LLC:
144A, 5.375%, 3/1/2029 (b)		1,450,000	1,346,216
144A, 5.75%, 7/15/2027		1,290,000	1,247,236
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		1,090,000	1,062,619
6.875%, 11/1/2035		1,500,000	1,352,230
The accompanying notes are an integral part of the financial statements.

10	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
144A, 9.375%, 7/1/2025		484,000	517,087
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		1,450,000	1,279,436
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		1,400,000	1,271,480
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029 (b)		3,150,000	2,754,675
144A, 6.25%, 7/1/2025		3,870,000	3,870,181
144A, 8.125%, 7/1/2027 (b)		6,380,000	6,507,600
Carnival Corp.:
144A, 5.75%, 3/1/2027		4,475,000	3,670,977
144A, 6.0%, 5/1/2029		410,000	325,950
144A, 7.625%, 3/1/2026		1,240,000	1,131,500
144A, 9.875%, 8/1/2027		2,040,000	2,101,394
REG S, 10.125%, 2/1/2026	EUR	900,000	1,024,852
144A, 10.5%, 2/1/2026		1,175,000	1,224,256
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,550,504
REG S, 4.375%, 5/15/2026	EUR	2,800,000	2,894,274
Crocs, Inc., 144A, 4.125%, 8/15/2031		1,410,000	1,161,704
Ford Motor Co., 6.1%, 8/19/2032		3,000,000	2,907,168
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		3,421,000	3,206,469
3.625%, 6/17/2031		3,670,000	3,024,191
4.95%, 5/28/2027		2,790,000	2,661,144
5.113%, 5/3/2029		1,825,000	1,713,310
5.125%, 6/16/2025		3,450,000	3,377,016
Hanesbrands, Inc., 144A, 9.0%, 2/15/2031 (b)		920,000	941,850
International Game Technology PLC, 144A, 4.125%, 4/15/2026		690,000	666,023
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,105,000	1,771,998
144A, 7.75%, 10/15/2025		1,470,000	1,441,276
Macy’s Retail Holdings LLC, 144A, 5.875%, 3/15/2030		1,035,000	918,563
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029		1,755,000	1,493,944
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		2,700,000	2,200,500
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,420,000	1,234,454
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		1,470,000	1,367,100
144A, 5.875%, 3/15/2026		1,775,000	1,510,667
144A, 8.375%, 2/1/2028		1,475,000	1,480,056
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		720,000	583,373
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,530,000	2,352,900
Ritchie Bros Holdings, Inc., 144A, 7.75%, 3/15/2031		1,125,000	1,179,022
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	11

	Principal Amount ($)(a)		Value ($)
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		1,400,000	1,145,200
144A, 4.25%, 7/1/2026		960,000	861,600
144A, 5.375%, 7/15/2027		1,720,000	1,532,004
144A, 5.5%, 8/31/2026		950,000	888,773
144A, 7.25%, 1/15/2030		210,000	211,313
144A, 9.25%, 1/15/2029		4,710,000	5,004,375
144A, 11.625%, 8/15/2027		1,625,000	1,745,323
Sands China Ltd., 4.875%, 6/18/2030		1,400,000	1,239,168
Scientific Games International, Inc.:
144A, 7.0%, 5/15/2028		1,200,000	1,188,000
144A, 8.625%, 7/1/2025		430,000	440,213
SRS Distribution, Inc.:
144A, 4.625%, 7/1/2028		850,000	754,881
144A, 6.0%, 12/1/2029		1,400,000	1,155,938
Staples, Inc.:
144A, 7.5%, 4/15/2026		3,355,000	2,939,416
144A, 10.75%, 4/15/2027 (b)		2,135,000	1,547,875
Travel & Leisure Co.:
144A, 4.5%, 12/1/2029		700,000	607,036
144A, 6.625%, 7/31/2026		1,860,000	1,867,226
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,910,000	1,644,663
144A, 7.0%, 2/15/2029		1,455,000	1,248,172
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		240,000	205,998
Wynn Macau Ltd., 144A, 5.125%, 12/15/2029		2,900,000	2,375,100
Wynn Resorts Finance LLC:
144A, 5.125%, 10/1/2029		1,470,000	1,335,289
144A, 7.125%, 2/15/2031 (b)		1,150,000	1,166,525
Yum Brands, Inc., 5.375%, 4/1/2032		1,500,000	1,452,045
			106,906,212
Consumer Staples 1.4%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		945,000	889,240
144A, 3.5%, 3/15/2029		1,400,000	1,218,132
Coty, Inc., REG S, 3.875%, 4/15/2026	EUR	1,400,000	1,457,568
Pilgrim’s Pride Corp., 4.25%, 4/15/2031		1,650,000	1,455,349
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		1,000,000	980,000
144A, 5.75%, 3/1/2027		1,550,000	1,512,496
			7,512,785
The accompanying notes are an integral part of the financial statements.

12	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
Energy 16.9%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	1,640,000	1,543,471
144A, 5.75%, 3/1/2027	1,985,000	1,939,385
144A, 5.75%, 1/15/2028	1,285,000	1,233,600
144A, 7.875%, 5/15/2026	2,095,000	2,133,214
Antero Resources Corp., 144A, 7.625%, 2/1/2029	2,073,000	2,119,642
Apache Corp., 5.1%, 9/1/2040	870,000	737,325
Archrock Partners LP:
144A, 6.25%, 4/1/2028	3,250,000	3,120,000
144A, 6.875%, 4/1/2027	1,535,000	1,506,219
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	1,810,000	1,597,325
144A, 8.25%, 12/31/2028	1,090,000	1,054,280
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	1,090,000	983,976
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	1,100,000	1,047,079
144A, 6.75%, 4/15/2029	2,260,000	2,243,638
Chord Energy Corp., 144A, 6.375%, 6/1/2026	520,000	515,044
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	2,020,000	1,888,700
144A, 7.25%, 3/14/2027	139,000	138,332
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	520,000	446,757
Crestwood Midstream Partners LP, 144A, 7.375%, 2/1/2031	240,000	240,000
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,360,000	2,069,018
144A, 4.375%, 6/15/2031	460,000	400,747
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,575,000	2,555,687
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	980,000	990,986
EQM Midstream Partners LP:
4.125%, 12/1/2026	1,450,000	1,316,803
144A, 6.0%, 7/1/2025	716,000	707,830
144A, 6.5%, 7/1/2027	1,100,000	1,066,208
Genesis Energy LP:
6.5%, 10/1/2025	1,250,000	1,210,810
7.75%, 2/1/2028	1,000,000	969,569
8.875%, 4/15/2030	2,305,000	2,333,812
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	2,455,000	2,448,421
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	1,540,000	1,375,374
144A, 5.125%, 6/15/2028	730,000	693,107
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	13

	Principal Amount ($)(a)	Value ($)
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	2,395,000	2,204,706
144A, 6.0%, 2/1/2031	1,655,000	1,523,822
144A, 6.25%, 11/1/2028	1,415,000	1,342,819
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/2027	720,000	678,931
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	805,000	733,283
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,575,000	1,525,781
144A, 7.375%, 5/15/2027	2,050,000	2,007,729
NuStar Logistics LP, 5.75%, 10/1/2025	1,215,000	1,181,629
Occidental Petroleum Corp.:
6.125%, 1/1/2031	3,925,000	4,072,187
6.625%, 9/1/2030	3,500,000	3,686,095
8.5%, 7/15/2027	1,450,000	1,595,000
Parkland Corp., 144A, 5.875%, 7/15/2027	1,110,000	1,076,800
Permian Resources Operating LLC, 144A, 5.875%, 7/1/2029	3,190,000	3,020,579
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	490,000	444,675
Range Resources Corp., 8.25%, 1/15/2029	3,685,000	3,883,677
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	440,000	389,957
SM Energy Co., 6.5%, 7/15/2028	1,200,000	1,145,112
Southwestern Energy Co.:
4.75%, 2/1/2032	1,080,000	953,629
5.375%, 2/1/2029	2,440,000	2,299,700
8.375%, 9/15/2028	770,000	809,536
TransAlta Corp., 7.75%, 11/15/2029	1,360,000	1,429,204
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	2,482,188	2,432,544
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	1,220,000	1,255,465
Transocean, Inc.:
144A, 7.5%, 1/15/2026	2,115,000	1,920,335
144A, 8.75%, 2/15/2030	1,440,000	1,468,800
USA Compression Partners LP:
6.875%, 4/1/2026	2,037,000	1,979,856
6.875%, 9/1/2027	1,450,000	1,385,591
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029	350,000	315,700
144A, 4.125%, 8/15/2031	400,000	351,432
144A, 6.25%, 1/15/2030	550,000	554,125
Weatherford International Ltd., 144A, 8.625%, 4/30/2030	3,644,000	3,728,031
		94,023,089
The accompanying notes are an integral part of the financial statements.

14	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Financials 0.5%
Navient Corp.:
6.125%, 3/25/2024		1,538,000	1,517,329
6.75%, 6/25/2025		1,525,000	1,482,023
			2,999,352
Health Care 8.2%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028		875,000	867,562
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		3,360,000	3,158,400
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	1,400,000	1,412,019
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025 (b)		715,000	587,811
144A, 6.125%, 2/1/2027		3,400,000	2,200,480
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	800,000	778,140
144A, 5.0%, 7/15/2027		1,885,000	1,840,787
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		1,000,000	887,757
144A, 4.25%, 5/1/2028		1,985,000	1,857,732
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,785,000	1,317,812
144A, 5.25%, 5/15/2030		1,360,000	1,066,852
144A, 5.625%, 3/15/2027		1,645,000	1,444,113
144A, 6.0%, 1/15/2029		480,000	406,022
144A, 6.125%, 4/1/2030		720,000	433,800
Encompass Health Corp.:
4.5%, 2/1/2028		620,000	577,896
4.75%, 2/1/2030		1,521,000	1,382,886
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,200,000	981,437
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,950,000	1,192,084
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		1,400,000	1,221,524
Organon & Co, 144A, 4.125%, 4/30/2028		2,000,000	1,828,220
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029		840,000	655,331
144A, 6.625%, 4/1/2030 (b)		690,000	592,537
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,760,000	1,707,200
Tenet Healthcare Corp.:
4.875%, 1/1/2026		2,770,000	2,715,597
5.125%, 11/1/2027		2,260,000	2,169,715
6.125%, 10/1/2028		2,500,000	2,396,050
144A, 6.125%, 6/15/2030		3,200,000	3,156,800
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	15

	Principal Amount ($)(a)		Value ($)
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	720,000	658,834
4.5%, 3/1/2025	EUR	214,000	228,602
Teva Pharmaceutical Finance Netherlands III BV:
5.125%, 5/9/2029 (b)		2,550,000	2,309,565
6.0%, 4/15/2024 (b)		1,637,000	1,637,000
7.875%, 9/15/2029 (b)		250,000	261,562
8.125%, 9/15/2031		1,400,000	1,469,581
			45,401,708
Industrials 13.9%
ADT Security Corp., 144A, 4.875%, 7/15/2032		750,000	661,718
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/2030		1,350,000	1,322,781
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		2,195,000	1,851,760
144A, 6.0%, 6/1/2029		2,480,000	1,851,221
144A, 6.625%, 7/15/2026		1,150,000	1,105,156
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		4,235,000	4,167,713
144A, 5.75%, 4/20/2029		2,020,000	1,937,657
144A, 7.25%, 2/15/2028		1,200,000	1,167,000
144A, 11.75%, 7/15/2025		1,900,000	2,078,676
ATS Corp., 144A, 4.125%, 12/15/2028		465,000	412,413
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		3,250,000	3,164,704
144A, 7.5%, 2/1/2029		1,725,000	1,762,191
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032		1,550,000	1,350,653
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		1,460,000	1,305,459
Chart Industries, Inc.:
144A, 7.5%, 1/1/2030		1,495,000	1,544,664
144A, 9.5%, 1/1/2031		490,000	516,950
Clean Harbors, Inc.:
144A, 5.125%, 7/15/2029		625,000	595,405
144A, 6.375%, 2/1/2031 (b)		1,520,000	1,550,788
Delta Air Lines, Inc., 3.75%, 10/28/2029 (b)		816,000	719,655
Garda World Security Corp., 144A, 7.75%, 2/15/2028		460,000	453,377
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025		1,150,000	1,105,150
144A, 4.0%, 8/1/2028		1,500,000	1,362,855
144A, 5.125%, 12/15/2026		670,000	655,103
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		2,730,000	2,591,739
The accompanying notes are an integral part of the financial statements.

16	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Hertz Corp.:
144A, 4.625%, 12/1/2026		3,800,000	3,440,900
144A, 5.0%, 12/1/2029		1,100,000	911,042
Imola Merger Corp., 144A, 4.75%, 5/15/2029		1,450,000	1,297,155
LABL, Inc., 144A, 9.5%, 11/1/2028 (c)		230,000	232,013
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		1,045,000	807,262
Masonite International Corp., 144A, 5.375%, 2/1/2028		1,061,000	1,013,255
Moog, Inc., 144A, 4.25%, 12/15/2027		2,260,000	2,091,352
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,415,000	1,280,122
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		980,000	878,325
144A, 5.75%, 4/15/2026		1,945,000	1,930,412
144A, 6.25%, 1/15/2028		2,005,000	1,874,675
Rand Parent LLC, 144A, 8.5%, 2/15/2030		450,000	423,000
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		690,000	687,378
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,112,526
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,237,999	3,247,591
Summit Materials LLC, 144A, 5.25%, 1/15/2029		811,000	766,395
TK Elevator Holdco GmbH:
REG S, 6.625%, 7/15/2028	EUR	1,125,000	1,030,650
144A, 7.625%, 7/15/2028		430,000	371,623
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		3,681,000	3,475,232
TransDigm, Inc.:
4.625%, 1/15/2029		2,785,000	2,475,865
5.5%, 11/15/2027		1,700,000	1,602,952
144A, 6.25%, 3/15/2026		3,675,000	3,678,344
144A, 6.75%, 8/15/2028		1,240,000	1,252,400
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		1,250,000	1,251,312
United Airlines, Inc., 144A, 4.375%, 4/15/2026		2,400,000	2,296,112
United Rentals North America, Inc., 5.25%, 1/15/2030		1,300,000	1,251,250
			76,913,931
Information Technology 1.4%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030 (b)		1,680,000	1,362,244
McAfee Corp., 144A, 7.375%, 2/15/2030		2,850,000	2,389,709
NCR Corp.:
144A, 5.0%, 10/1/2028		1,100,000	966,861
144A, 5.125%, 4/15/2029		595,000	514,826
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,560,000	1,298,700
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		1,540,000	1,463,277
			7,995,617
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	17

	Principal Amount ($)(a)		Value ($)
Materials 11.2%
Arconic Corp., 144A, 6.125%, 2/15/2028		3,720,000	3,659,391
Ardagh Packaging Finance PLC, 144A, 5.25%, 8/15/2027		1,050,000	827,857
Chemours Co.:
4.0%, 5/15/2026	EUR	3,300,000	3,286,343
5.375%, 5/15/2027		1,170,000	1,083,713
144A, 5.75%, 11/15/2028		4,365,000	3,896,765
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		1,810,000	1,626,104
144A, 5.375%, 2/1/2025		1,266,000	1,227,778
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		1,338,000	1,216,273
144A, 6.75%, 3/15/2026		2,600,000	2,646,800
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		1,400,000	1,204,280
Constellium SE:
144A, 3.75%, 4/15/2029		626,000	542,248
144A, 5.625%, 6/15/2028		889,000	839,239
144A, 5.875%, 2/15/2026		4,000,000	4,004,400
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		2,960,000	2,871,220
144A, 6.875%, 10/15/2027		5,600,000	5,398,577
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		1,400,000	1,227,800
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,440,593
144A, 6.125%, 4/1/2029		2,005,000	1,894,725
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	992,736
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		2,080,000	2,080,000
Methanex Corp., 5.25%, 12/15/2029		3,065,000	2,865,131
Novelis Corp.:
144A, 3.25%, 11/15/2026		2,700,000	2,467,436
144A, 4.75%, 1/30/2030		5,580,000	5,126,876
Olympus Water U.S. Holding Corp., 144A, 6.25%, 10/1/2029 (b)		1,100,000	814,227
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,169,712
SCIL IV LLC, 144A, 5.375%, 11/1/2026		1,000,000	913,537
Sealed Air Corp., 144A, 6.125%, 2/1/2028		290,000	293,235
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		1,210,000	1,004,590
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		2,000,000	1,814,499
The accompanying notes are an integral part of the financial statements.

18	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Tronox, Inc., 144A, 4.625%, 3/15/2029		3,175,000	2,658,745
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		1,150,000	1,154,347
			62,249,177
Real Estate 1.1%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		500,000	472,600
144A, (REIT), 4.875%, 9/15/2029		900,000	808,843
144A, (REIT), 5.0%, 7/15/2028		1,045,000	972,373
144A, (REIT), 5.25%, 3/15/2028		2,200,000	2,095,720
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		1,990,000	1,470,112
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		610,000	356,850
			6,176,498
Utilities 4.1%
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	2,848,861
5.75%, 5/20/2027		1,445,000	1,360,092
Calpine Corp.:
144A, 4.5%, 2/15/2028		2,850,000	2,643,713
144A, 4.625%, 2/1/2029		400,000	345,327
144A, 5.125%, 3/15/2028		650,000	595,121
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,195,000	1,141,225
Electricite de France SA, REG S, 3.375%, Perpetual (d)	EUR	1,400,000	1,129,615
FirstEnergy Corp., 4.15%, 7/15/2027		1,345,000	1,281,113
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		2,190,000	1,755,874
144A, 5.25%, 6/15/2029		2,205,000	2,047,045
5.75%, 1/15/2028		3,000,000	2,942,055
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		1,290,000	1,180,148
PG&E Corp., 5.25%, 7/1/2030		1,850,000	1,717,355
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029		1,900,000	1,682,289
			22,669,833
Total Corporate Bonds (Cost $568,499,947)			534,713,541
Loan Participations and Assignments 0.8%
Senior Loans (e)
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.259%, 2/15/2029		884,800	830,606
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 8.325%, 8/21/2026		2,468,031	2,305,560
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	19

	Principal Amount ($)(a)	Value ($)
Frontier Communications Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 8.625%, 5/1/2028	1,135,516	1,081,580
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.248%, 1/24/2029	349,360	309,620
Total Loan Participations and Assignments (Cost $4,797,643)		4,527,366
Short-Term U.S. Treasury Obligations 0.3%
U.S. Treasury Bills:
4.321% (f), 5/9/2023	1,000,000	995,517
4.435% (f), 5/9/2023 (g)	500,000	497,759
Total Short-Term U.S. Treasury Obligations (Cost $1,493,098)		1,493,276

	Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	1,950	8,365
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $1,482,531)	6,700	571,291
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.66% (i) (j) (Cost $16,798,265)	16,798,265	16,798,265
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.78% (i) (Cost $4,848,182)	4,848,182	4,848,182

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $597,919,666)	101.4	562,960,286
Other Assets and Liabilities, Net	(1.4)	(7,873,800)
Net Assets	100.0	555,086,486
The accompanying notes are an integral part of the financial statements.

20	|	DWS High Income Fund

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 9/30/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.66% (i) (j)
26,662,034	—	9,863,769 (k)	—	—	170,060	—	16,798,265	16,798,265
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.78% (i)
17,648,750	125,718,152	138,518,720	—	—	217,935	—	4,848,182	4,848,182
44,310,784	125,718,152	148,382,489	—	—	387,995	—	21,646,447	21,646,447

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $16,330,168, which is 2.9% of net assets.

(c)	When-issued security.
(d)	Perpetual, callable security with no stated maturity date.
(e)
Variable or floating rate security. These securities are shown at their current rate as of
March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At March 31, 2023, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	21

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
At March 31, 2023, the Fund had an unfunded loan commitments of $104,362, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Depreciation ($)
Athenahealth Group, Inc., Delayed Draw Term Loan, 2/15/2029	104,362	102,038	(2,324)

At March 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	18,532,279	USD	20,132,973	4/28/2023	3,192	BNP Paribas SA
EUR	232,503	USD	253,346	4/28/2023	801	State Street Bank and Trust
Total unrealized appreciation					3,993
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

22	|	DWS High Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$534,713,541	$—	$534,713,541
Loan Participations and Assignments	—	4,527,366	—	4,527,366
Short-Term U.S. Treasury Obligations	—	1,493,276	—	1,493,276
Common Stocks	8,365	—	—	8,365
Warrants	—	—	571,291	571,291
Short-Term Investments (a)	21,646,447	—	—	21,646,447
Derivatives (b)
Forward Foreign Currency Contracts	—	3,993	—	3,993
Total	$21,654,812	$540,738,176	$571,291	$562,964,279

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (c)	$—	$(2,324)	$—	$(2,324)
Total	$—	$(2,324)	$—	$(2,324)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
(c)	Includes depreciation on unfunded loan commitments.
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	23

Statement of Assets and Liabilities
as of March 31, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $576,273,219) — including $16,330,168 of securities loaned	$541,313,839
Investment in DWS Government & Agency Securities Portfolio (cost $16,798,265)*	16,798,265
Investment in DWS Central Cash Management Government Fund (cost $4,848,182)	4,848,182
Cash	19,495
Foreign currency, at value (cost $10,319)	10,294
Receivable for investments sold	8,394
Receivable for Fund shares sold	1,578,935
Interest receivable	8,942,440
Unrealized appreciation on forward foreign currency contracts	3,993
Other assets	54,185
Total assets	573,578,022
Liabilities
Payable upon return of securities loaned	16,798,265
Payable for investments purchased	522,138
Payable for investments purchased — when-issued securities	230,000
Payable for Fund shares redeemed	245,591
Unrealized depreciation on unfunded commitments	2,324
Accrued management fee	216,510
Accrued Trustees' fees	8,170
Other accrued expenses and payables	468,538
Total liabilities	18,491,536
Net assets, at value	$555,086,486
Net Assets Consist of
Distributable earnings (loss)	(111,456,446)
Paid-in capital	666,542,932
Net assets, at value	$555,086,486
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

24	|	DWS High Income Fund

Statement of Assets and Liabilities as of March 31, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($450,383,492 ÷ 105,939,853 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.25
Maximum offering price per share (100 ÷ 95.50 of $4.25)	$4.45
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($5,572,014 ÷ 1,308,486 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.26
Class R
Net Asset Value, offering and redemption price per share ($2,529,429 ÷ 594,904 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.25
Class R6
Net Asset Value, offering and redemption price per share ($741,043 ÷ 174,324 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.25
Class S
Net Asset Value, offering and redemption price per share ($18,271,572 ÷ 4,290,650 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.26
Institutional Class
Net Asset Value, offering and redemption price per share ($77,588,936 ÷ 18,219,508 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.26
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	25

Statement of Operations
for the six months ended March 31, 2023 (Unaudited)

Investment Income
Income:
Interest	$17,564,339
Dividends	214,384
Income distributions — DWS Central Cash Management Government Fund	217,935
Securities lending income, net of borrower rebates	170,060
Total income	18,166,718
Expenses:
Management fee	1,328,165
Administration fee	278,232
Services to shareholders	366,610
Distribution and service fees	559,246
Custodian fee	11,470
Professional fees	60,808
Reports to shareholders	37,653
Registration fees	41,312
Trustees' fees and expenses	13,601
Other	23,170
Total expenses before expense reductions	2,720,267
Expense reductions	(19,060)
Total expenses after expense reductions	2,701,207
Net investment income	15,465,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(10,394,423)
Forward foreign currency contracts	(2,233,776)
Foreign currency	(32,612)
(12,660,811)
Change in net unrealized appreciation (depreciation) on:
Investments	41,559,598
Unfunded loan commitments	6,118
Forward foreign currency contracts	513,399
Foreign currency	13,865
42,092,980
Net gain (loss)	29,432,169
Net increase (decrease) in net assets resulting from operations	$44,897,680
The accompanying notes are an integral part of the financial statements.

26	|	DWS High Income Fund

Statements of Changes in Net Assets
	Six Months Ended March 31, 2023	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$15,465,511	$31,015,989
Net realized gain (loss)	(12,660,811)	(10,997,887)
Change in net unrealized appreciation (depreciation)	42,092,980	(109,174,192)
Net increase (decrease) in net assets resulting from operations	44,897,680	(89,156,090)
Distributions to shareholders:
Class A	(12,654,505)	(24,853,659)
Class T	—	(570)
Class C	(137,037)	(291,806)
Class R	(59,538)	(72,188)
Class R6	(20,774)	(35,499)
Class S	(782,567)	(2,027,469)
Institutional Class	(2,472,717)	(6,923,409)
Total distributions	(16,127,138)	(34,204,600)
Fund share transactions:
Proceeds from shares sold	52,136,889	158,485,017
Reinvestment of distributions	14,783,739	31,585,875
Payments for shares redeemed	(116,183,528)	(289,494,950)
Net increase (decrease) in net assets from Fund share transactions	(49,262,900)	(99,424,058)
Increase (decrease) in net assets	(20,492,358)	(222,784,748)
Net assets at beginning of period	575,578,844	798,363,592
Net assets at end of period	$555,086,486	$575,578,844

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	27

Financial Highlights
DWS High Income Fund — Class A
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$4.04	$4.84	$4.65	$4.75	$4.67	$4.81
Income (loss) from investment operations:
Net investment income[a]	.11	.20	.20	.21	.23	.24
Net realized and unrealized gain (loss)	.21	(.78 )	.21	(.09 )	.09	(.13 )
Total from investment operations	.32	(.58 )	.41	.12	.32	.11
Less distributions from:
Net investment income	(.11 )	(.22 )	(.22 )	(.22 )	(.24 )	(.25 )
Net realized gains	(.00 )*	—	—	—	—	—
Total distributions	(.11 )	(.22 )	(.22 )	(.22 )	(.24 )	(.25 )
Net asset value, end of period	$4.25	$4.04	$4.84	$4.65	$4.75	$4.67
Total Return (%)[b]	8.19 **	(12.38)	8.84	2.72	7.10	2.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	450	444	579	588	646	692
Ratio of expenses (%)	.98 ***	.96	.94	.95	.96	.95
Ratio of net investment income (%)	5.36 ***	4.34	4.21	4.60	4.90	5.06
Portfolio turnover rate (%)	27 **	37	68	97	77	64

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS High Income Fund

DWS High Income Fund — Class C
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$4.05	$4.85	$4.66	$4.76	$4.67	$4.82
Income (loss) from investment operations:
Net investment income[a]	.10	.16	.17	.18	.19	.20
Net realized and unrealized gain (loss)	.21	(.78 )	.20	(.10 )	.10	(.14 )
Total from investment operations	.31	(.62 )	.37	.08	.29	.06
Less distributions from:
Net investment income	(.10 )	(.18 )	(.18 )	(.18 )	(.20 )	(.21 )
Net realized gains	(.00 )*	—	—	—	—	—
Total distributions	(.10 )	(.18 )	(.18 )	(.18 )	(.20 )	(.21 )
Net asset value, end of period	$4.26	$4.05	$4.85	$4.66	$4.76	$4.67
Total Return (%)[b]	7.74 c**	(13.04)[c]	7.97	1.91	6.26	1.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	9	16	22	30
Ratio of expenses before expense reductions (%)	1.80 ***	1.76	1.73	1.74	1.74	1.70
Ratio of expenses after expense reductions (%)	1.75 ***	1.75	1.73	1.74	1.74	1.70
Ratio of net investment income (%)	4.59 ***	3.52	3.44	3.80	4.13	4.30
Portfolio turnover rate (%)	27 **	37	68	97	77	64

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	29

DWS High Income Fund — Class R
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$4.04	$4.84	$4.65	$4.75	$4.66	$4.81
Income (loss) from investment operations:
Net investment income[a]	.11	.18	.19	.20	.21	.22
Net realized and unrealized gain (loss)	.21	(.78 )	.20	(.10 )	.10	(.14 )
Total from investment operations	.32	(.60 )	.39	.10	.31	.08
Less distributions from:
Net investment income	(.11 )	(.20 )	(.20 )	(.20 )	(.22 )	(.23 )
Net realized gains	(.00 )*	—	—	—	—	—
Total distributions	(.11 )	(.20 )	(.20 )	(.20 )	(.22 )	(.23 )
Net asset value, end of period	$4.25	$4.04	$4.84	$4.65	$4.75	$4.66
Total Return (%)[b]	8.02 **	(12.66)	8.49	2.38	6.73	1.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2	1	3	1.5	.9
Ratio of expenses before expense reductions (%)	1.39 ***	1.38	1.37	1.33	1.37	1.40
Ratio of expenses after expense reductions (%)	1.25 ***	1.25	1.27	1.27	1.29	1.30
Ratio of net investment income (%)	5.10 ***	4.11	3.89	4.28	4.55	4.71
Portfolio turnover rate (%)	27 **	37	68	97	77	64

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	DWS High Income Fund

DWS High Income Fund — Class R6
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$4.04	$4.84	$4.66	$4.76	$4.67	$4.82
Income (loss) from investment operations:
Net investment income[a]	.12	.21	.21	.22	.24	.25
Net realized and unrealized gain (loss)	.21	(.78 )	.20	(.09 )	.10	(.14 )
Total from investment operations	.33	(.57 )	.41	.13	.34	.11
Less distributions from:
Net investment income	(.12 )	(.23 )	(.23 )	(.23 )	(.25 )	(.26 )
Net realized gains	(.00 )*	—	—	—	—	—
Total distributions	(.12 )	(.23 )	(.23 )	(.23 )	(.25 )	(.26 )
Net asset value, end of period	$4.25	$4.04	$4.84	$4.66	$4.76	$4.67
Total Return (%)	8.35 **	(12.11)	8.91	3.01	7.39	2.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	741	662	698	150	101	46
Ratio of expenses (%)	.68 ***	.66	.65	.69	.69	.70
Ratio of net investment income (%)	5.67 ***	4.65	4.43	4.85	5.14	5.31
Portfolio turnover rate (%)	27 **	37	68	97	77	64

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	31

DWS High Income Fund — Class S
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$4.05	$4.85	$4.66	$4.76	$4.67	$4.82
Income (loss) from investment operations:
Net investment income[a]	.12	.21	.21	.22	.24	.25
Net realized and unrealized gain (loss)	.21	(.78 )	.21	(.09 )	.10	(.15 )
Total from investment operations	.33	(.57 )	.42	.13	.34	.10
Less distributions from:
Net investment income	(.12 )	(.23 )	(.23 )	(.23 )	(.25 )	(.25 )
Net realized gains	(.00 )*	—	—	—	—	—
Total distributions	(.12 )	(.23 )	(.23 )	(.23 )	(.25 )	(.25 )
Net asset value, end of period	$4.26	$4.05	$4.85	$4.66	$4.76	$4.67
Total Return (%)	8.28 b**	(12.17)[b]	9.05 [b]	2.91	7.27	2.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	38	38	32	25	22
Ratio of expenses before expense reductions (%)	.84 ***	.78	.78	.76	.76	.79
Ratio of expenses after expense reductions (%)	.75 ***	.75	.77	.76	.76	.79
Ratio of net investment income (%)	5.55 ***	4.57	4.38	4.77	5.09	5.20
Portfolio turnover rate (%)	27 **	37	68	97	77	64

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

32	|	DWS High Income Fund

DWS High Income Fund — Institutional Class
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$4.05	$4.85	$4.66	$4.76	$4.67	$4.82
Income (loss) from investment operations:
Net investment income[a]	.12	.21	.21	.22	.24	.25
Net realized and unrealized gain (loss)	.21	(.78 )	.21	(.09 )	.10	(.14 )
Total from investment operations	.33	(.57 )	.42	.13	.34	.11
Less distributions from:
Net investment income	(.12 )	(.23 )	(.23 )	(.23 )	(.25 )	(.26 )
Net realized gains	(.00 )*	—	—	—	—	—
Total distributions	(.12 )	(.23 )	(.23 )	(.23 )	(.25 )	(.26 )
Net asset value, end of period	$4.26	$4.05	$4.85	$4.66	$4.76	$4.67
Total Return (%)	8.30 b**	(12.15)	9.09	2.96	7.35	2.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	78	85	171	154	104	80
Ratio of expenses before expense reductions (%)	.76 ***	.71	.73	.71	.73	.72
Ratio of expenses after expense reductions (%)	.75 ***	.71	.73	.71	.73	.72
Ratio of net investment income (%)	5.57 ***	4.54	4.41	4.82	5.11	5.28
Portfolio turnover rate (%)	27 **	37	68	97	77	64

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	33

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

34	|	DWS High Income Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price

DWS High Income Fund	|	35

provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange

36	|	DWS High Income Fund

rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2023, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of March 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2023, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such

DWS High Income Fund	|	37

security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2022, the Fund had net tax basis capital loss carryforwards of approximately $64,356,000, including short-term losses ($12,823,000) and long-term losses ($51,533,000), which may be applied against realized net taxable capital gains indefinitely.
At March 31, 2023, the aggregate cost of investments for federal income tax purposes was $600,669,625. The net unrealized depreciation for all investments based on tax cost was $37,709,339. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,716,130 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $40,425,469.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such

38	|	DWS High Income Fund

period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2023, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund

DWS High Income Fund	|	39

gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of March 31, 2023, is included in the table following the Fund’s Investment Portfolio. For the six months ended March 31, 2023, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $19,120,000 to $21,584,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $477,000.
The following table summarizes the value of the Fund’s derivative instruments held as of March 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$3,993
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$(2,233,776)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$513,399
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of March 31, 2023, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net

40	|	DWS High Income Fund

total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
BNP Paribas SA	$3,192	$—	$—	$3,192
State Street Bank and Trust	801	—	—	801
	$3,993	$—	$—	$3,993
C.
Purchases and Sales of Securities
During the six months ended March 31, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $147,184,795 and $184,743,304, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS High Income Fund	|	41

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%
Accordingly, for the six months ended March 31, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.463% of the Fund’s average daily net assets.
For the period from October 1, 2022 through September 30, 2023 (through January 31, 2024 for Class C, Class R and Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.00%
Class C	1.75%
Class R	1.25%
Class R6	.75%
Class S	.75%
Institutional Class	.75%
For the six months ended March 31, 2023, fees waived and/or expenses reimbursed for certain classes are as follows:
Class C	$1,308
Class R	1,578
Class S	13,461
Institutional Class	2,713
$19,060

42	|	DWS High Income Fund

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2023, the Administration Fee was $278,232, of which $45,477 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2023
Class A	$98,118	$33,473
Class C	1,092	387
Class R	47	15
Class R6	142	46
Class S	3,276	1,071
Institutional Class	568	195
	$103,243	$35,187
In addition, for the six months ended March 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$148,180
Class C	3,463
Class R	2,795
Class S	26,313
Institutional Class	50,265
$231,016
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of

DWS High Income Fund	|	43

Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended March 31, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2023
Class C	$21,388	$3,529
Class R	2,795	513
	$24,183	$4,042
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2023	Annualized Rate
Class A	$525,158	$180,707.23%
Class C	7,110	2,627.25%
Class R	2,795	955.25%
	$535,063	$184,289
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2023 aggregated $6,163.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2023, the CDSC for Class C shares aggregated $337. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $460, of which $170 is unpaid.

44	|	DWS High Income Fund

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2023, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $12,698.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

DWS High Income Fund	|	45

F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2023.
G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,971,039	$12,455,297	14,502,986	$64,880,521
Class C	113,742	479,232	116,856	544,481
Class R	118,579	497,458	322,677	1,415,233
Class R6	9,372	39,730	23,221	104,424
Class S	3,234,558	13,464,173	9,403,066	42,302,362
Institutional Class	6,027,477	25,200,999	10,794,388	49,237,996
		$52,136,889		$158,485,017
Shares issued to shareholders in reinvestment of distributions
Class A	2,723,137	$11,384,100	5,003,657	$22,387,280
Class T	—	—	128 *	570 *
Class C	32,431	135,899	64,192	288,436
Class R	14,239	59,538	16,344	72,188
Class R6	4,970	20,774	7,957	35,499
Class S	174,427	731,318	428,280	1,908,849
Institutional Class	585,245	2,452,110	1,529,482	6,893,053
		$14,783,739		$31,585,875

46	|	DWS High Income Fund

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(9,619,614)	$(40,359,609)	(29,154,632)	$(131,178,895)
Class T	—	—	(2,706)*	(10,948)*
Class C	(243,472)	(1,023,014)	(601,565)	(2,716,261)
Class R	(33,174)	(139,114)	(95,008)	(421,349)
Class R6	(3,717)	(15,592)	(11,520)	(51,748)
Class S	(8,551,684)	(35,609,744)	(8,225,742)	(36,713,676)
Institutional Class	(9,334,000)	(39,036,455)	(26,610,286)	(118,402,073)
		$(116,183,528)		$(289,494,950)
Net increase (decrease)
Class A	(3,925,438)	$(16,520,212)	(9,647,989)	$(43,911,094)
Class T	—	—	(2,578)*	(10,378)*
Class C	(97,299)	(407,883)	(420,517)	(1,883,344)
Class R	99,644	417,882	244,013	1,066,072
Class R6	10,625	44,912	19,658	88,175
Class S	(5,142,699)	(21,414,253)	1,605,604	7,497,535
Institutional Class	(2,721,278)	(11,383,346)	(14,286,416)	(62,271,024)
		$(49,262,900)		$(99,424,058)

*	For the period from October 1, 2021 to September 30, 2022 (Class T liquidation date).

DWS High Income Fund	|	47

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class C, Class R, Class S and Institutional Class shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2022 to March 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

48	|	DWS High Income Fund

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/23	$1,081.90	$1,077.40	$1,080.20	$1,083.50	$1,082.80	$1,083.00
Expenses Paid per $1,000*	$5.09	$9.06	$6.48	$3.53	$3.89	$3.89
Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/23	$1,020.04	$1,016.21	$1,018.70	$1,021.54	$1,021.19	$1,021.19
Expenses Paid per $1,000*	$4.94	$8.80	$6.29	$3.43	$3.78	$3.78

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS High Income Fund	.98%	1.75%	1.25%	.68%	.75%	.75%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS High Income Fund	|	49

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period” ). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

50	|	DWS High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

DWS High Income Fund	|	51

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

52	|	DWS High Income Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

DWS High Income Fund	|	53

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

54	|	DWS High Income Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS High Income Fund	|	55

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	KHYAX	KHYCX	KHYSX	KHYIX
CUSIP Number	25155T 668	25155T 643	25155T 106	25155T 635
Fund Number	008	308	2308	513

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	KHYRX	KHYQX
CUSIP Number	25155T 205	25155T 460
Fund Number	1568	1600

56	|	DWS High Income Fund

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DHIF-3
(R-027141-12 5/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/30/2023